Commitments and contingent liabilities, Legal proceedings (Details)	1 Months Ended		2 Months Ended	12 Months Ended
	Jan. 31, 2021 item patent	Jul. 31, 2016 patent	Nov. 30, 2020 lawsuit	Dec. 31, 2020 USD ($) lawsuit	Dec. 31, 2016 patent	Jan. 31, 2019 item	Aug. 31, 2017 lawsuit
Commitments and contingent liabilities
The number of matters which is considered probable that an outflow will be required | $				$ 1
Number of notices received | patent	3
Sandoz
Commitments and contingent liabilities
Number of notices received | item	3
US
Commitments and contingent liabilities
Number of pharmaceutical manufacturers in an US. Congressional inquiry | item						11
Brilinta
Commitments and contingent liabilities
Number of claims settled				3
U.S. District Court For District Of New Jersey | Faslodex
Commitments and contingent liabilities
Number of patents infringed or potentially infringed | patent					4
Number of claims settled | patent		1
US 340B Litigation
Commitments and contingent liabilities
Number of claims filed			2
US 340B Litigation | US District Court for the District of Columbia
Commitments and contingent liabilities
Number of claims filed			1
US 340B Litigation | US District Court for the Northern District of California
Commitments and contingent liabilities
Number of claims filed			1
Nexium And Prilosec | US District Court for the Middle District of Louisiana
Commitments and contingent liabilities
Number of claims filed				1
Nexium And Prilosec | Canada
Commitments and contingent liabilities
Number of class action lawsuits							3
Number of class action lawsuits representing individuals in Canada							2
Definiens AG | Germany
Commitments and contingent liabilities
Amount of claim against Company | $				$ 140,000,000